Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	$ 2,107	$ 1,767
Interest costs capitalized	19	25	$ 28
Accumulated depreciation related to capital leases	16	13
Land	$ 367	$ 183